Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Inventory Abstract
Raw materials	€ 3,609		€ 5,785
Work in progress	15,408		16,551
Total	€ 19,017	€ 22,336	€ 22,336